RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the six month periods ended June 30, 2012 and June 30, 2011, the Company entered into the following transactions with related parties:

	Six months	Six months
	June 30, 2012	June 30, 2011

Consulting fees paid or accrued to officers or their companies	$187,416	$209,899
Directors’ fees	16,918	17,355

Stock option grants to officers and directors	-	223,000
Stock option grant price range	$-	$1.90

An amount of $18,080 was due from a company with two directors in common (December 31, 2011 - $213,872).

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties.

12.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011 and 2010, the Company entered into the following transactions with related parties:

	2011	2010

Consulting fees paid or accrued to officers or their companies	$351,670	$269,519
Directors’ fees	32,299	25,970

Stock option grants to officers and directors	223,000	636,000
Stock option grant price range	$1.85 to 1.95	$1.00 to 1.15

An amount of $213,872 was due from a company with directors and/or officers in common (2010 - $Nil).

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties.